CONVERTIBLE NOTE PAYABLE	12 Months Ended
Oct. 31, 2023
Debt Disclosure [Abstract]
CONVERTIBLE NOTE PAYABLE

NOTE 8 – CONVERTIBLE NOTE PAYABLE

On March 2, 2022, the Company issued a convertible promissory note to Quick Capital, LLC in the amount of $87,222. The company received $73,500, after a 10% OID and transaction and legal costs. The note bears interest at 12% and matures in one year. The difference of $13,722 was recorded as a debt discount. The note is convertible into shares of common stock at $0.0005 per share. On October 21, 2022, the total principal and accrued interest of $93,818, was exchanged for a new convertible note. The new note bears interest at 12% and matures on March 21, 2023. The note is convertible into shares of common stock at 65% of the lowest trade price during the ten days prior to the date of conversion. During the year ended October 31, 2023, Quick Capital converted $93,818 and $5,457 of principal and interest, respectively, into 84,358,767 shares of common stock.

On September 7, 2022, the Company issued a convertible promissory note to 1800 Diagonal Lending LLC in the amount of $44,250. The company received $40,000, after $4,250 of OID and transaction and legal costs. The note bears interest at 12% and matures in one year. The difference of $4,250 was recorded as a debt discount. The note is convertible into shares of common stock at 63% of the average of the two lowest trades during the fifteen days prior to the date of conversion. During the year ended October 31, 2023, 1800 Diagonal converted $44,250 and $2,655 of principal and interest, respectively, into 43,165,536 shares of common stock.

On December 8, 2022, the Company issued a Convertible Promissory Note to 1800 Diagonal Lending LLC in the amount of $39,250. The Company received $35,000 with $4,250 retained for fees. The difference of $4,250 was recorded as a debt discount. The Note bears interest at 12% and matures in one year. The note is convertible into shares of common stock at 63% of the average of the two lowest trades during the fifteen days prior to the date of conversion. During the year ended October 31, 2023, 1800 Diagonal Lending LLC converted $42,850 of principal (including default penalty) into 100,691,857 shares of common stock.

On September 1, 2023, 1800 Diagonal Lending LLC accepted a payment of $13,500, settling the December 13, 2022, Convertible Promissory Note in full, including a $10,640 default penalty. The funds for the payment to 1800 Diagonal were advanced to the Company by Mr. Dickson.

On February 3, 2023, the Company issued a convertible promissory note to Quick Capital, LLC in the amount of $25,556. The company received $20,000, after $5,556 of OID and transaction and legal costs. The note bears interest at 12% and matures in one year. The difference of $5,556 was recorded as a debt discount. The note is convertible into shares of common stock at 65% of the lowest trade price during the ten days prior to the date of conversion. During the year ended October 31, 2023, Quick Capital LLC, converted $9,565 and $1,700 of principal and interest, respectively, into 36,443,955 shares of common stock.

On September 1, 2023, Quick Capital LLC accepted a payment of $22,000 settling the February 3, 2023, Convertible Promissory Note in full. The funds for the payment to Quick Capital were advanced to the Company by Pickle Jar Holdings Inc.

The following table summarizes the convertible notes outstanding as of October 31, 2023:

Note Holder	Date	Maturity Date	Interest	Balance October 31, 2022	Additions	Conversions/ Repayments	Balance October 31, 2023
Quick Capital, LLC	10/21/2022	3/21/2023	12%	$93,818	$-	$(93,818)	$-
1800 Diagonal Lending LLC	9/7/2022	9/7/2023	12%	44,250	-	(44,250)	-
1800 Diagonal Lending LLC	12/8/2022	12/8/2023	12%	-	56,350	(56,350)	-
Quick Capital, LLC	2/3/2023	2/3/2024	12%	-	25,556	(25,556)	-
Total				$138,068	$81,906	$(219,974)	$-
Less Debt Discount				(123,813)		-	-
				$14,255		$-	$-

A summary of the activity of the derivative liability for the notes above is as follows:

Balance at October 31, 2021	-
Increase to derivative due to new issuances	320,704
Decrease to derivative due to repayments	-
Derivative loss due to mark to market adjustment	(73,670)
Balance at October 31, 2022	$247,034
Increase to derivative due to new issuances	93,496
Decrease to derivative due to conversions	(230,871)
Decrease to derivative due to repayments	(35,095)
Derivative gain due to mark to market adjustment	(74,564)
Balance at October 31, 2023	$-

A summary of quantitative information about significant unobservable inputs (Level 3 inputs) used in measuring the Company’s derivative liability that are categorized within Level 3 of the fair value hierarchy for the year ended October 31, 2023 is as follows:

Inputs	October 31, 2023	Initial Valuation
Stock price	$0.0012	$0.01 - 0.038
Conversion price	$0.0006 - 0.0007	$0.0025 - 0.0069
Volatility (annual)	230.13% - 240.8%	222.7% - 326.6%
Risk-free rate	5.3%	3.6% - 4.8%
Dividend rate	-	-
Years to maturity	0 - 0.85	0.41 - 1